Share Capital and Reserves	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Share Capital and Reserves
31.  Share Capital and Reserves

Equity share capital	2020		2019
	Ordinary Shares of € 0.32 each (i)	Income Shares of € 0.02 each (ii)	Ordinary Shares of € 0.32 each (i)	Income Shares of € 0.02 each (ii)
Authorised
At 1 January and 31 December ($m)	491	28	491	28

Number of Shares at 1 January and 31 December (millions)	1,250	1,250	1,250	1,250

Allotted, called-up and fully paid
At 1 January ($m)	319	16	335	17
Cancellation of Treasury Shares (iii)	(2)	-	(16)	(1)
At 31 December ($m)	317	16	319	16

The movement in the number of shares (expressed in millions) during the financial year was as follows:

At 1 January	799	799	843	843
Cancellation of Treasury Shares (iii)	(4)	(4)	(44)	(44)
At 31 December	795	795	799	799

(i)	The Ordinary Shares represent 93.71% of the total issued share capital as at 31 December 2020 (2019: 93.71%).

(ii)
The Income Shares, which represent 5.86% of the total issued share capital as at 31 December 2020 (2019: 5.86%) were canceled with effect from 9 February 2021 pursuant to a resolution approved by shareholders at an extraordinary general meeting of the Company held on 9 February 2021.

The Income Shares were created on 29 August 1988 for the express purpose of giving shareholders the choice of receiving dividends on either their Ordinary Shares or on their Income Shares (by notice to the Company). The Income Shares carried a different tax credit to the Ordinary Shares. The creation of the Income Shares was achieved by the allotment of fully paid Income Shares to each shareholder equal to his/her holding of Ordinary Shares but the shareholder is not entitled to an Income Share certificate, as a certificate for Ordinary Shares was deemed to include an equal number of Income Shares and a shareholder may only sell, transfer or transmit Income Shares with an equivalent number of Ordinary Shares. Income Shares carry no voting rights. Due to changes in Irish tax legislation since the creation of Income Shares, dividends on the Company’s shares no longer carried a tax credit. As elections made by shareholders to receive dividends on their holdings of Income Shares were no longer relevant, the Articles of Association were amended on 8 May 2002 to cancel such elections.

(iii)
During 2020, 4,500,000 (2019: 43,750,000) Ordinary Shares (including Income Shares) were cancelled. The amount paid to repurchase these shares was initially recognised in Treasury Shares/own shares and was transferred to retained income on cancellation.

Share schemes

The aggregate number of shares which may be committed for issue in respect of any share option scheme, savings-related share option scheme, share participation scheme, performance share plan or any subsequent option scheme or share plan, may not exceed 10% of the issued ordinary share capital from time to time.

Share option schemes

Details of share options granted under the Company’s Share Option Schemes and the terms attaching thereto are provided in note 9 to the financial statements. Under these schemes, options over a total of 256,521 Ordinary Shares were exercised during the financial year (2019: 1,147,149; 2018: 796,944).

	Number of shares
	2020	2019	2018
Options exercised during the year (satisfied by the issue of new shares)	-	-	496,661
Options exercised during the year (satisfied by the reissue of Treasury Shares)	256,521	1,147,149	300,283
Total	256,521	1,147,149	796,944

Share participation schemes

As at 31 December 2020, 8,319,280 (2019: 8,174,578) Ordinary Shares had been appropriated to participation schemes. In 2020, the appropriation was satisfied by the purchase of 144,702 shares (2019: 148,846 satisfied by the purchase of new shares). The Ordinary Shares appropriated pursuant to these schemes were issued at market value on the dates of appropriation. The shares issued pursuant to these schemes are excluded from the scope of IFRS 2 and are hence not factored into the expense computation and the associated disclosures in note 9.

Preference share capital	5% Cumulative Preference Shares of € 1.27 each		7% ‘A’ Cumulative Preference Shares of € 1.27 each
	Number of Shares ‘000s	$m	Number of Shares ‘000s	$m
Authorised
At 1 January 2020 and 31 December 2020	150	-	872	1

Allotted, called-up and fully paid
At 1 January 2020 and 31 December 2020	50	-	872	1

Treasury Shares/own shares	2020 $m	2019 $m
At 1 January	(360)	(920)
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan	65	70
Shares acquired by CRH plc (Treasury Shares) (i)	(220)	(886)
Shares acquired by Employee Benefit Trust (own shares)	(29)	(68)
Treasury Shares/own shares reissued (ii)	8	42
Cancellation of Treasury Shares	150	1,402
At 31 December	(386)	(360)

Notes (i) to (ii) are set out overleaf.

There was no movement in the number of cumulative preference shares in either the current or the prior year.

The holders of the 5% Cumulative Preference Shares are entitled to a fixed cumulative preference dividend at a rate of 5% per annum and priority in a winding-up
to repayment of capital, but have no further right to participate in profits or assets and are not entitled to be present or vote at general meetings unless their dividend is in arrears. Dividends on the 5% Cumulative Preference Shares are payable half-yearly on 15 April and 15 October in each year. The 5% Cumulative Preference Shares represent 0.02% of the total issued share capital as at 31
December 2020 (2019: 0.02%).

The holders of the 7% ‘A’ Cumulative Preference Shares are entitled to a fixed cumulative preference dividend at a rate of 7% per annum, and subject to the rights of the holders of the 5% Cumulative Preference Shares, priority in a winding-up
to repayment of capital, but have no further right to participate in profits or assets and are not entitled to be present or vote at general meetings unless their dividend is in arrears or unless the business of the meeting includes certain matters, which are specified in the Articles of Association. Dividends on the 7% ‘A’ Cumulative Preference Shares are payable half-yearly on 5 April and 5 October in each year. The 7% ‘A’ Cumulative Preference Shares represent 0.41% of the total issued share capital as at 31
December 2020 (2019: 0.41%)

The movement in the number of Treasury Shares/own shares (including Income Shares) during the financial year was as follows:

	Number of shares
	2020	2019
At 1 January	10,236,356	27,843,927
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan	(2,180,467)	(2,256,986)
Shares acquired by CRH plc (Treasury Shares) (i)	5,951,146	27,357,116
Shares acquired by Employee Benefit Trust (own shares)	1,070,225	2,189,448
Treasury Shares/own shares reissued (ii)	(256,521)	(1,147,149)
Cancellation of Treasury Shares	(4,500,000)	(43,750,000)
At 31 December	10,320,739	10,236,356

Split of Treasury Shares/own shares (iii)
Treasury Shares	10,087,161	10,011,353
Own shares	233,578	225,003
	10,320,739	10,236,356

(i)
In March 2020 the Group completed the latest phase of its share buyback programme, returning a further $220 million of cash to shareholders. This brings total cash returned to shareholders under the Group’s share buyback programme to $2 billion since its commencement in May 2018.

Share buyback decisions are based on an ongoing assessment of the capital needs of the business and general market conditions. In
March
 2020 the Board decided to pause the Group’s share buyback programme, however the Board has announced its intention to recommence the programme and complete a further $
0.3
 billion tranche by the end of June 2021.

(ii)	These reissued Treasury Shares were previously purchased at an average price of $32.45 (2019: $36.43).

(iii)
As at the balance sheet date, the nominal value of the Treasury Shares and own shares was
€
3.4 million and
€
0.1 million respectively (2019:
€
3.4 million and
€
0.1 million respectively). Dividends have been waived by the Trustees of the own shares.

Reconciliation of shares issued to net proceeds	2018 $m
Shares issued at nominal amount:
- Performance Share Plan Awards	1
- scrip shares issued in lieu of cash dividends	1
Premium on shares issued	143
Total value of shares issued	145
Issue of scrip shares in lieu of cash dividends (note 13)	(61)
Shares allotted to the Employee Benefit Trust (iv)	(70)
Net proceeds from issue of shares	14

(iv)
In 2018, shares were allotted to the Employee Benefit Trust to satisfy the vesting and release of awards under the 2014 Performance Share Plan to qualifying employees. An increase in nominal Share Capital and Share Premium of $70 million arose on the allotment to the Employee Benefit Trust. No such allotment occured during 2020 or 2019.

Share premium	2020 $m	2019 $m
At 1 January and 31 December	7,493	7,493